United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: 10/31/13

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2013
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Max-Cap Index Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013, was 26.19% for Class C Shares, 26.59% for Class R Shares, 27.51% for Institutional Shares and 27.11% for Service Shares. The total return of the Standard & Poor's 500® Index (“S&P 500”),1 the Fund's broad-based securities market index, was 27.18% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, the Manager will also use enhanced strategies in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error. During the reporting period, the Fund's investment strategy focused on the enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares outperformed the S&P 500.
MARKET OVERVIEW
During the 12-month reporting period, the domestic equity market put in a strong performance as evidenced by the 28.10% return of the S&P Composite 1500® Index.2 Small-cap stocks led the market with the S&P SmallCap 600® Index3 returning 39.08% for the period. Mid-cap stock performance trailed that of its smaller peers as evidenced by the S&P MidCap 400® Index4 returning 33.48%. Large-cap stocks, as represented by the S&P 500, returned 27.18% for the period. The largest 100 stocks in the S&P Composite 1500® Index, the S&P 100® Index,5 had the worst performance of the market cap segments but still managed to return a robust 24.12% for the period. Value stocks outperformed growth stocks as the S&P Composite 1500® Value Index6 returned 29.35% vs. the 27.01% return of the S&P Composite 1500® Growth7 Index.
Within the S&P 500, all of the ten sectors8 recorded positive returns during the reporting period. Consumer Discretionary led the way, advancing 40.15%, followed by Industrials, up 35.85% and Health Care, up 34.50%. The Utilities sector posted the weakest results, up 9.51%, followed by Telecommunication Services, up 12.66% and Energy, up 19.25%. Google Inc. (Information Technology), Johnson & Johnson (Health Care) and Gilead Sciences, Inc.
Annual Shareholder Report

(Health Care) posted the strongest contribution to performance in the S&P 500, while Apple Inc. (Information Technology), Newmont Mining Corp. (Energy) and IBM Corp. (Information Technology) contributed the least for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund primarily entailed overweighting and underweighting stocks relative to the S&P 500, based on quantitative factors and substitution strategies. The Fund also invested in stocks not represented in the S&P 500 that were subject to pending cash acquisitions. During the reporting period, the Fund outperformed the S&P 500 by 0.78% on a gross basis. The quantitative strategies and cash acquisitions strategy contributed positively to performance, while the stock substitution strategy had a negligible impact on the performance of the Fund. The Fund invested in a stock-based strategy that also utilized S&P 500 futures to provide equity exposure on the Fund's cash balances. The S&P 500 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive impact on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization. The index is unmanaged, and it is not possible to invest directly in an index.
3	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged, and it is not possible to invest directly in an index.
4	The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index.
5	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent. The index is unmanaged, and it is not possible to invest directly in an index.
6	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
7	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGICS).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund (the “Fund”) from October 31, 2003 to October 31, 2013, compared to the Standard & Poor's 500® Index (S&P 500).2
Average Annual Total Returns for the Period Ended 10/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class C Shares	25.19%	13.84%	6.16%
Class R Shares	26.59%	14.23%	6.49%
Institutional Shares	27.51%	15.07%	7.28%
Service Shares	27.11%	14.72%	6.96%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS C SHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 Investment–CLASS R SHARES
Growth of $10,000 as of October 31, 2013
Annual Shareholder Report

Growth of a $10,000 Investment–INSTITUTIONAL SHARES
Growth of $10,000 as of October 31, 2013
Growth of a $10,000 Investment–SERVICE SHARES
Growth of $10,000 as of October 31, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	17.3%
Financials	15.7%
Health Care	12.6%
Consumer Discretionary	12.2%
Industrials	10.6%
Energy	10.2%
Consumer Staples	10.0%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.3%
Derivative Contracts[2]	0.1%
Cash Equivalents[3]	3.1%
Other Assets and Liabilities—Net[4]	(0.3)%
TOTAL[5]	100.0%
1	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (“S&P 500”) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.1%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2013
Shares			Value
		COMMON STOCKS—97.1%[1]
		Consumer Discretionary—12.2%
10,120		Abercrombie & Fitch Co., Class A	$379,298
13,357	[2]	Amazon.com, Inc.	4,862,349
1,273	[2]	AutoZone, Inc.	553,360
11,667	[2]	Bed Bath & Beyond, Inc.	902,092
8,435		Best Buy Co., Inc.	361,018
20,065		Block (H&R), Inc.	570,649
3,634		BorgWarner, Inc.	374,774
19,584		CBS Corp., Class B	1,158,198
23,486		Cablevision Systems Corp., Class A	365,207
7,084	[2]	CarMax, Inc.	332,877
23,440		Carnival Corp.	812,196
1,680	[2]	Chipotle Mexican Grill, Inc.	885,310
9,974		Coach, Inc.	505,482
94,408		Comcast Corp., Class A	4,491,933
11,479		D. R. Horton, Inc.	217,527
7,760	[2]	Discovery Communications, Inc.	690,019
3,630		Darden Restaurants, Inc.	187,054
9,361		Delphi Automotive PLC	535,449
23,102	[2]	DirecTV	1,443,644
9,932	[2]	Dollar General Corp.	573,871
7,650	[2]	Dollar Tree, Inc.	446,760
3,976		Expedia, Inc.	234,107
2,784		Family Dollar Stores, Inc.	191,762
159,963		Ford Motor Co.	2,736,967
1,366	[2]	Fossil Group, Inc.	173,400
3,195		GameStop Corp.	175,150
6,195		Gannett Co., Inc.	171,416
8,758		Gap (The), Inc.	323,958
4,064		Garmin Ltd.	189,992
32,924	[2]	General Motors Co.	1,216,542
5,084		Genuine Parts Co.	400,772
21,588		Goodyear Tire & Rubber Co.	452,916
7,290		Harley Davidson, Inc.	466,852
1,650		Harman International Industries, Inc.	133,683
51,756		Home Depot, Inc.	4,031,275
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
6,886		International Game Technology	$129,457
23,721		Johnson Controls, Inc.	1,094,724
12,768		Kohl's Corp.	725,222
13,544		L Brands, Inc.	847,990
3,377		Leggett and Platt, Inc.	100,432
37,329		Lowe's Cos., Inc.	1,858,238
12,530		Macy's, Inc.	577,758
7,072		Marriott International, Inc., Class A	318,806
12,078		Mattel, Inc.	535,901
35,993		McDonald's Corp.	3,474,044
1,971	[2]	NetFlix, Inc.	635,608
8,489		Newell Rubbermaid, Inc.	251,529
34,803	[2]	News Corp., Class A	612,533
26,618		Nike, Inc., Class B	2,016,580
4,301		Nordstrom, Inc.	260,081
3,528	[2]	O'Reilly Automotive, Inc.	436,802
8,639		Omnicom Group, Inc.	588,402
2,542		PVH Corp.	316,657
2,757	[2]	Penney (J.C.) Co., Inc.	20,678
3,086		PetSmart, Inc.	224,537
1,827	[2]	Priceline.com, Inc.	1,925,347
11,854		Pulte Group, Inc.	209,223
3,880		Ralph Lauren Corp.	642,683
11,798		Ross Stores, Inc.	912,575
3,289		Scripps Networks Interactive	264,764
5,200		Staples, Inc.	83,824
31,152		Starbucks Corp.	2,524,870
6,918		Starwood Hotels & Resorts	509,303
25,175		TJX Cos., Inc.	1,530,388
22,229		Target Corp.	1,440,217
3,326		Tiffany & Co.	263,319
9,962		Time Warner Cable, Inc.	1,196,934
32,782		Time Warner, Inc.	2,253,435
308	[2]	TripAdvisor, Inc.	25,475
81,182		Twenty-First Century Fox, Inc.	2,766,683
3,090	[2]	Urban Outfitters, Inc.	117,049
2,942		V.F. Corp.	632,530
15,201		Viacom, Inc., Class B - New	1,266,091
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
60,345		Walt Disney Co.	$4,139,064
62		Washington Post Co., Class B	39,886
4,769		Whirlpool Corp.	696,322
3,975		Wyndham Worldwide Corp.	263,940
4,769		Wynn Resorts Ltd.	792,846
15,552		Yum Brands, Inc.	1,051,626
		TOTAL	72,122,232
		Consumer Staples—10.0%
71,753		Altria Group, Inc.	2,671,364
22,601		Archer-Daniels-Midland Co.	924,381
18,607		Avon Products, Inc.	325,623
5,078		Beam, Inc.	341,749
6,726		Brown-Forman Corp., Class B	490,863
43,995		CVS Corp.	2,739,129
5,874		Clorox Co.	529,776
7,731		Coca-Cola Enterprises, Inc.	322,615
35,279		Colgate-Palmolive Co.	2,283,610
13,620		ConAgra Foods, Inc.	433,252
10,838	[2]	Constellation Brands, Inc., Class A	707,721
15,541		Costco Wholesale Corp.	1,833,838
6,222		Dr. Pepper Snapple Group, Inc.	294,612
5,486		Estee Lauder Cos., Inc., Class A	389,287
22,328		General Mills, Inc.	1,125,778
4,872		Hershey Foods Corp.	483,497
3,648		Hormel Foods Corp.	158,542
8,495		Kellogg Co.	537,309
16,573		Kimberly-Clark Corp.	1,789,884
20,747		Kraft Foods Group, Inc.	1,128,222
25,787		Kroger Co.	1,104,715
13,838		Lorillard, Inc.	705,876
4,777		McCormick & Co., Inc.	330,330
11,004		Mead Johnson Nutrition Co.	898,587
11,208		Molson Coors Brewing Co., Class B	605,232
63,433		Mondelez International, Inc.	2,133,886
3,962	[2]	Monster Beverage Corp.	226,745
59,834		PepsiCo, Inc.	5,031,441
56,111		Philip Morris International, Inc.	5,000,612
103,344		Procter & Gamble Co.	8,345,028
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
17,170		Reynolds American, Inc.	$882,023
3,352		Smucker (J.M.) Co.	372,776
19,815		Sysco Corp.	640,817
138,032		The Coca-Cola Co.	5,461,926
19,382		Tyson Foods, Inc., Class A	536,300
58,830		Wal-Mart Stores, Inc.	4,515,203
30,801		Walgreen Co.	1,824,651
13,849		Whole Foods Market, Inc.	874,287
		TOTAL	59,001,487
		Energy—10.2%
18,315		Anadarko Petroleum Corp.	1,745,236
11,606		Apache Corp.	1,030,613
17,104		Baker Hughes, Inc.	993,571
9,955		CONSOL Energy, Inc.	363,357
13,918		Cabot Oil & Gas Corp., Class A	491,584
9,720	[2]	Cameron International Corp.	533,239
8,121		Chesapeake Energy Corp.	227,063
70,641		Chevron Corp.	8,474,094
44,759		ConocoPhillips	3,280,835
13,698	[2]	Denbury Resources, Inc.	260,125
14,897		Devon Energy Corp.	941,788
6,900		Diamond Offshore Drilling, Inc.	427,317
11,604		EOG Resources, Inc.	2,070,154
4,903		EQT Corp.	419,746
3,501		Ensco PLC	201,833
157,869		Exxon Mobil Corp.	14,148,220
9,095	[2]	FMC Technologies, Inc.	459,752
30,424		Halliburton Co.	1,613,385
3,103		Helmerich & Payne, Inc.	240,638
9,847		Hess Corp.	799,576
17,015		Kinder Morgan, Inc.	600,800
25,624		Marathon Oil Corp.	903,502
15,732		Marathon Petroleum Corp.	1,127,355
5,519		Murphy Oil Corp.	332,906
11,624		Nabors Industries Ltd.	203,188
12,130		National-Oilwell, Inc.	984,713
15,533	[2]	Newfield Exploration Co.	472,980
10,421		Noble Corp.	392,872
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
12,604		Noble Energy, Inc.	$944,418
29,812		Occidental Petroleum Corp.	2,864,337
12,772		Peabody Energy Corp.	248,799
21,387		Phillips 66	1,377,964
4,765		Pioneer Natural Resources, Inc.	975,777
7,950		QEP Resources, Inc.	262,827
6,687		Range Resources Corp.	506,273
5,488	[2]	Rowan Companies PLC, Class A	198,007
48,921		Schlumberger Ltd.	4,584,876
13,966	[2]	Southwestern Energy Co.	519,814
23,084		Spectra Energy Corp.	821,098
12,404		Transocean Ltd.	583,856
18,217		Valero Energy Corp.	749,994
21,771	[2]	WPX Energy, Inc.	482,010
25,212		Williams Companies, Inc.	900,320
		TOTAL	59,760,812
		Financials—15.7%
11,854		Ace, Ltd.	1,131,346
21,517		Aflac, Inc.	1,398,175
15,888		Allstate Corp.	843,017
33,216		American Express Co.	2,717,069
52,880		American International Group, Inc.	2,731,252
18,191		American Tower Corp.	1,443,456
6,637		Ameriprise Financial, Inc.	667,284
14,973		Aon PLC	1,184,215
14,784		Apartment Investment & Management Co., Class A	413,656
1,723		Assurant, Inc.	100,761
2,379		Avalonbay Communities, Inc.	297,494
24,149		BB&T Corp.	820,342
412,135		Bank of America Corp.	5,753,405
65,360	[2]	Berkshire Hathaway, Inc., Class B	7,521,629
4,409		Blackrock, Inc.	1,326,271
3,054		Boston Properties, Inc.	316,089
21,815	[2]	CBRE Group, Inc.	506,762
11,312		CME Group, Inc.	839,463
25,467		Capital One Financial Corp.	1,748,819
8,722		Chubb Corp.	803,122
11,298		Cincinnati Financial Corp.	564,900
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
110,158		Citigroup, Inc.	$5,373,507
5,353		Comerica, Inc.	231,785
12,379		Discover Financial Services	642,222
27,099	[2]	E*Trade Financial Corp.	458,244
7,284		Equity Residential Properties Trust	381,390
29,421		Fifth Third Bancorp	559,882
14,394		Franklin Resources, Inc.	775,261
40,993	[2]	Genworth Financial, Inc., Class A	595,628
14,943		Goldman Sachs Group, Inc.	2,403,731
23,103		HCP, Inc.	958,774
7,651		Hartford Financial Services Group, Inc.	257,839
6,205		Health Care REIT, Inc.	402,394
26,597		Host Hotels & Resorts, Inc.	493,374
11,274		Hudson City Bancorp, Inc.	101,240
23,608		Huntington Bancshares, Inc.	207,750
1,133	[2]	InterContinentalExchange, Inc.	218,363
15,712		Invesco Ltd.	530,280
136,627		JPMorgan Chase & Co.	7,041,756
28,508		KeyCorp	357,205
17,465		Kimco Realty Corp.	375,148
21,605		Leucadia National Corp.	612,286
8,348		Lincoln National Corp.	379,083
12,368		Loews Corp.	597,498
4,258		M & T Bank Corp.	479,153
9,837		Macerich Co. (The)	582,449
18,835		Marsh & McLennan Cos., Inc.	862,643
9,210		McGraw Hill Financial, Inc.	641,753
39,947		MetLife, Inc.	1,889,893
6,311		Moody's Corp.	445,935
48,906		Morgan Stanley	1,405,069
2,967		NASDAQ OMX Group, Inc.	105,121
15,513		NYSE Euronext	682,882
7,257		Northern Trust Corp.	409,440
18,685		PNC Financial Services Group	1,373,908
10,816		People's United Financial, Inc.	156,075
5,739		Plum Creek Timber Co., Inc.	260,551
8,716		Principal Financial Group	413,661
18,158		Progressive Corp., Ohio	471,563
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
19,576		ProLogis, Inc.	$782,061
16,297		Prudential Financial, Inc.	1,326,413
5,622		Public Storage, Inc.	938,705
81,462		Regions Financial Corp.	784,479
27,018		SLM Holding Corp.	685,447
39,638		Schwab (Charles) Corp.	897,801
11,231		Simon Property Group, Inc.	1,735,751
15,496		State Street Corp.	1,085,805
28,164		SunTrust Banks, Inc.	947,437
10,131		T. Rowe Price Group, Inc.	784,241
40,281		The Bank of New York Mellon Corp.	1,280,936
16,883		The Travelers Cos, Inc.	1,457,003
2,569		Torchmark Corp.	187,177
65,793		U.S. Bancorp	2,458,026
7,801		Unum Group	247,604
6,373		Ventas, Inc.	415,774
6,993		Vornado Realty Trust	622,797
183,262		Wells Fargo & Co.	7,823,455
11,795		Weyerhaeuser Co.	358,568
8,683		XL Group PLC	265,439
4,746		Zions Bancorp	134,644
		TOTAL	92,482,826
		Health Care—12.6%
64,772		Abbott Laboratories	2,367,417
63,900		AbbVie, Inc.	3,095,955
5,958	[2]	Actavis PLC	920,988
12,747		Aetna, Inc.	799,237
11,001		Agilent Technologies, Inc.	558,411
4,697	[2]	Alexion Pharmaceuticals, Inc.	577,496
11,046		Allergan, Inc.	1,000,878
7,550		AmerisourceBergen Corp.	493,241
27,079		Amgen, Inc.	3,141,164
2,757		Bard (C.R.), Inc.	375,559
23,733		Baxter International, Inc.	1,563,293
6,560		Becton, Dickinson & Co.	689,653
8,467	[2]	Biogen Idec, Inc.	2,067,557
44,349	[2]	Boston Scientific Corp.	518,440
59,042		Bristol-Myers Squibb Co.	3,100,886
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
11,066		CIGNA Corp.	$851,861
11,944		Cardinal Health, Inc.	700,635
7,143	[2]	CareFusion Corp.	276,934
14,666	[2]	Celgene Corp.	2,177,754
16,408	[2]	Cerner Corp.	919,340
16,656		Covidien PLC	1,067,816
7,411	[2]	DaVita HealthCare Partners, Inc.	416,572
5,521		Dentsply International, Inc.	260,039
1,801	[2]	Edwards Lifesciences Corp.	117,407
26,741	[2]	Express Scripts Holding Co.	1,671,847
14,947	[2]	Forest Laboratories, Inc., Class A	702,957
55,117	[2]	Gilead Sciences, Inc.	3,912,756
7,379	[2]	Hospira, Inc.	298,997
2,766		Humana, Inc.	254,887
1,549	[2]	Intuitive Surgical, Inc.	575,453
106,189		Johnson & Johnson	9,834,163
710	[2]	Laboratory Corp. of America Holdings	71,639
5,568	[2]	Life Technologies, Inc.	419,326
41,464		Lilly (Eli) & Co.	2,065,736
7,938		McKesson Corp.	1,241,027
35,854		Medtronic, Inc.	2,058,020
105,881		Merck & Co., Inc.	4,774,174
21,272	[2]	Mylan, Inc.	805,571
3,783		PerkinElmer, Inc.	143,905
2,995		Perrigo Co.	412,981
251,870		Pfizer, Inc.	7,727,372
1,236		Quest Diagnostics, Inc.	74,049
1,942	[2]	Regeneron Pharmaceuticals, Inc.	558,519
9,466		St. Jude Medical, Inc.	543,254
6,879		Stryker Corp.	508,083
10,264	[2]	Tenet Healthcare Corp.	484,358
12,593		Thermo Fisher Scientific, Inc.	1,231,343
37,980		UnitedHealth Group, Inc.	2,592,515
4,139	[2]	Varian Medical Systems, Inc.	300,409
7,782	[2]	Vertex Pharmaceuticals, Inc.	555,168
486	[2]	Waters Corp.	49,047
14,328		Wellpoint, Inc.	1,215,014
6,006		Zimmer Holdings, Inc.	525,345
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
16,566		Zoetis, Inc.	$524,480
		TOTAL	74,190,928
		Industrials—10.6%
23,803		3M Co.	2,995,608
8,451		AMETEK, Inc.	404,211
24,918		Boeing Co.	3,251,799
1,287		C.H. Robinson Worldwide, Inc.	76,885
35,174		CSX Corp.	916,634
26,463		Caterpillar, Inc.	2,205,956
2,926		Cintas Corp.	157,331
6,233		Cummins, Inc.	791,716
21,921		Danaher Corp.	1,580,285
13,346		Deere & Co.	1,092,237
43,324		Delta Air Lines, Inc.	1,142,887
5,636		Dover Corp.	517,328
16,543		Eaton Corp. PLC	1,167,274
25,777		Emerson Electric Co.	1,726,286
4,329		Equifax, Inc.	279,956
8,796		Expeditors International Washington, Inc.	398,371
11,088		Fastenal Co.	552,182
10,389		FedEx Corp.	1,360,959
4,946		Flowserve Corp.	343,599
5,993		Fluor Corp.	444,801
12,409		General Dynamics Corp.	1,074,992
370,218		General Electric Co.	9,677,499
28,062		Honeywell International, Inc.	2,433,817
15,022		Illinois Tool Works, Inc.	1,183,583
9,775		Ingersoll-Rand PLC	660,106
4,291		Iron Mountain, Inc.	113,883
3,871	[2]	Jacobs Engineering Group, Inc.	235,434
2,848		Joy Global, Inc.	161,624
3,820		Kansas City Southern Industries, Inc.	464,206
2,694		L-3 Communications Holdings, Inc.	270,612
12,009		Lockheed Martin Corp.	1,601,280
10,537		Masco Corp.	222,647
6,356		Nielsen Holdings N.V.	250,681
11,003		Norfolk Southern Corp.	946,478
7,847		Northrop Grumman Corp.	843,631
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
11,983		PACCAR, Inc.	$666,255
7,711		Pall Corp.	620,890
5,327		Parker-Hannifin Corp.	621,767
3,005		Pentair Ltd.	201,605
22,518		Pitney Bowes, Inc.	480,534
4,134		Precision Castparts Corp.	1,047,762
17,910	[2]	Quanta Services, Inc.	541,061
11,102		Raytheon Co.	914,472
8,287		Republic Services, Inc.	277,366
4,783		Rockwell Automation, Inc.	528,091
4,184		Rockwell Collins	292,169
3,972		Roper Industries, Inc.	503,689
6,472		Ryder Systems, Inc.	426,052
1,573		Snap-On, Inc.	163,702
45,090		Southwest Airlines Co.	776,450
5,243		Stanley Black & Decker, Inc.	414,669
5,533	[2]	Stericycle, Inc.	642,935
9,120		Textron, Inc.	262,565
13,875		The ADT Corp.	601,759
18,484		Tyco International Ltd.	675,590
16,850		Union Pacific Corp.	2,551,090
29,480		United Parcel Service, Inc.	2,896,115
30,501		United Technologies Corp.	3,240,731
2,290		W. W. Grainger, Inc.	615,941
14,621		Waste Management, Inc.	636,598
7,865		Xylem, Inc.	271,343
		TOTAL	62,417,979
		Information Technology—17.3%
23,120		Accenture PLC	1,699,320
11,687	[2]	Adobe Systems, Inc.	633,435
7,171	[2]	Akamai Technologies, Inc.	320,831
11,419		Altera Corp.	383,678
5,109		Amphenol Corp., Class A	410,202
10,250		Analog Devices, Inc.	505,325
33,112		Apple, Inc.	17,296,053
43,497		Applied Materials, Inc.	776,421
8,685	[2]	Autodesk, Inc.	346,618
18,410		Automatic Data Processing, Inc.	1,380,198
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
19,703		Broadcom Corp.	$526,464
21,106		CA, Inc.	670,327
193,841		Cisco Systems, Inc.	4,361,422
3,185	[2]	Citrix Systems, Inc.	180,844
11,301	[2]	Cognizant Technology Solutions Corp.	982,396
10,711		Computer Sciences Corp.	527,624
72,250		Corning, Inc.	1,234,752
65,720		EMC Corp. Mass	1,581,880
43,432	[2]	eBay, Inc.	2,289,301
9,139	[2]	Electronic Arts, Inc.	239,899
3,454		FLIR Systems, Inc.	98,370
16,627		Fidelity National Information Services, Inc.	810,566
8,223	[2]	First Solar, Inc.	413,370
4,208	[2]	Fiserv, Inc.	440,704
9,920	[2]	Google, Inc.	10,223,354
8,740		Harris Corp.	541,530
83,438		Hewlett-Packard Co.	2,033,384
193,936		Intel Corp.	4,737,856
37,375		International Business Machines Corp.	6,697,974
11,704		Intuit, Inc.	835,783
9,481	[2]	JDS Uniphase Corp.	124,106
4,379		Jabil Circuit, Inc.	91,346
17,300	[2]	Juniper Networks, Inc.	322,472
5,450		KLA-Tencor Corp.	357,520
21,473		LSI Logic Corp.	182,091
4,844	[2]	Lam Research Corp.	262,690
7,145		Linear Technology Corp.	293,945
3,742		Mastercard, Inc., Class A	2,683,388
6,882		Microchip Technology, Inc.	295,651
34,725	[2]	Micron Technology, Inc.	613,938
268,948		Microsoft Corp.	9,507,312
4,926		Molex, Inc.	190,144
3,963		Motorola Solutions, Inc.	247,767
20,389		NVIDIA Corp.	309,505
11,176		NetApp, Inc.	433,741
130,951		Oracle Corp.	4,386,858
12,543		Paychex, Inc.	530,067
63,263		Qualcomm, Inc.	4,394,881
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
1,701	[2]	Red Hat, Inc.	$73,602
19,316	[2]	Salesforce.com, Inc.	1,030,702
13,457		Sandisk Corp.	935,262
18,125		Seagate Technology	882,325
36,658		Symantec Corp.	833,603
14,077		TE Connectivity Ltd.	724,825
5,559	[2]	Teradata Corporation	244,985
38,907		Texas Instruments, Inc.	1,637,207
5,004		Total System Services, Inc.	149,269
5,105	[2]	Verisign, Inc.	277,099
17,443		Visa, Inc., Class A Shares	3,430,515
12,060		Western Digital Corp.	839,738
17,216		Western Union Co.	293,016
36,910		Xerox Corp.	366,885
8,568		Xilinx, Inc.	389,159
43,733	[2]	Yahoo, Inc.	1,440,128
		TOTAL	101,955,623
		Materials—3.2%
7,449		Air Products & Chemicals, Inc.	812,015
2,217		Airgas, Inc.	241,808
7,225		Alcoa, Inc.	66,976
2,322		Avery Dennison Corp.	109,413
4,092		Ball Corp.	200,058
3,247		Bemis Co., Inc.	129,555
1,823		CF Industries Holdings, Inc.	393,039
44,827		Dow Chemical Co.	1,769,322
33,944		Du Pont (E.I.) de Nemours & Co.	2,077,373
2,106		Eastman Chemical Co.	165,932
9,568		Ecolab, Inc.	1,014,208
4,808		FMC Corp.	349,830
29,871		Freeport-McMoRan Copper & Gold, Inc.	1,098,058
2,699		International Flavors & Fragrances, Inc.	223,072
15,141		International Paper Co.	675,440
20,182		LyondellBasell Industries NV, Class A	1,505,577
6,528		MeadWestvaco Corp.	227,501
19,607		Monsanto Co.	2,056,382
11,531		Mosaic Co./The	528,696
18,787		Newmont Mining Corp.	512,134
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
12,754		Nucor Corp.	$660,275
15,005	[2]	Owens-Illinois, Inc.	477,009
4,893		PPG Industries, Inc.	893,364
10,930		Praxair, Inc.	1,363,080
5,288		Sealed Air Corp.	159,592
3,052		Sherwin-Williams Co.	573,776
5,035		Sigma-Aldrich Corp.	435,175
4,177		Vulcan Materials Co.	223,678
		TOTAL	18,942,338
		Telecommunication Services—2.3%
195,248		AT&T, Inc.	7,067,978
13,411		CenturyLink, Inc.	454,096
11,290		Crown Castle International Corp.	858,266
105,829		Verizon Communications, Inc.	5,345,423
		TOTAL	13,725,763
		Utilities—3.0%
43,120		AES Corp.	607,561
10,042		Ameren Corp.	363,320
16,605		American Electric Power Co., Inc.	777,778
7,636		CMS Energy Corp.	209,685
13,366		CenterPoint Energy, Inc.	328,804
10,159		Consolidated Edison Co.	591,457
10,523		DTE Energy Co.	727,560
21,182		Dominion Resources, Inc.	1,350,352
21,698		Duke Energy Corp.	1,556,398
17,982		Edison International	881,657
5,659		Entergy Corp.	366,250
32,038		Exelon Corp.	914,365
22,683		FirstEnergy Corp.	859,005
2,503		Integrys Energy Group, Inc.	146,876
9,798		NRG Energy, Inc.	279,537
14,855		NextEra Energy, Inc.	1,258,961
9,600		NiSource, Inc.	302,592
4,797		Northeast Utilities Co.	205,743
6,800		ONEOK, Inc.	384,200
16,072		PG& E Corp.	672,613
21,281		PPL Corp.	651,837
12,097		Pepco Holdings, Inc.	233,230
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
3,498		Pinnacle West Capital Corp.	$195,993
16,851		Public Service Enterprises Group, Inc.	564,509
4,672		SCANA Corp.	217,855
5,120		Sempra Energy	466,637
31,926		Southern Co.	1,306,093
5,837		TECO Energy, Inc.	100,221
8,219		Wisconsin Energy Corp.	346,102
17,793		Xcel Energy, Inc.	513,506
		TOTAL	17,380,697
		TOTAL COMMON STOCKS (IDENTIFIED COST $193,808,117)	571,980,685
		INVESTMENT COMPANY—3.1%
18,368,604	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	18,368,604
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $212,176,721)[5]	590,349,289
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(1,458,000)
		TOTAL NET ASSETS—100%	$588,891,289
At October 31, 2013, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-mini Index Long Futures	42	$3,677,100	December 2013	$152,576
2S&P 500 Index Long Futures	35	$15,321,250	December 2013	$622,761
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$775,337
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $18,998,350 at October 31, 2013, which represents 3.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.1%.
2	Non-income-producing security.
3	Affiliated holding.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $223,989,182.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.17	$12.83	$12.69	$11.65	$15.53
Income From Investment Operations:
Net investment income	0.11[1]	0.09	0.08[1]	0.07[1]	0.12[1]
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions	3.29	1.60	0.77	1.64	0.51
TOTAL FROM INVESTMENT OPERATIONS	3.40	1.69	0.85	1.71	0.63
Less Distributions:
Distributions from net investment income	(0.11)	(0.09)	(0.08)	(0.08)	(0.13)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)
TOTAL DISTRIBUTIONS	(1.23)	(0.35)	(0.71)	(0.67)	(4.51)
Net Asset Value, End of Period	$16.34	$14.17	$12.83	$12.69	$11.65
Total Return[2]	26.19%	13.43%	6.87%	15.11%	8.55%
Ratios to Average Net Assets:
Net expenses	1.43%	1.43%	1.43%	1.43%	1.43%
Net investment income	0.73%	0.72%	0.59%	0.58%	1.14%
Expense waiver/reimbursement[3]	0.04%	0.07%	0.06%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,078	$30,445	$29,402	$31,722	$32,489
Portfolio turnover	26%	38%	53%	34%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.26	$12.90	$12.76	$11.71	$15.58
Income From Investment Operations:
Net investment income	0.16[1]	0.15	0.12[1]	0.11[1]	0.15[1]
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions	3.31	1.61	0.77	1.65	0.53
TOTAL FROM INVESTMENT OPERATIONS	3.47	1.76	0.89	1.76	0.68
Less Distributions:
Distributions from net investment income	(0.16)	(0.14)	(0.12)	(0.12)	(0.17)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)
TOTAL DISTRIBUTIONS	(1.28)	(0.40)	(0.75)	(0.71)	(4.55)
Net Asset Value, End of Period	$16.45	$14.26	$12.90	$12.76	$11.71
Total Return[2]	26.59%	13.89%	7.18%	15.51%	8.94%
Ratios to Average Net Assets:
Net expenses	1.07%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.09%	1.03%	0.91%	0.91%	1.42%
Expense waiver/reimbursement[3]	0.04%	0.07%	0.06%	0.06%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,403	$40,047	$32,474	$30,980	$25,796
Portfolio turnover	26%	38%	53%	34%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.33	$12.96	$12.82	$11.76	$15.62
Income From Investment Operations:
Net investment income	0.27[1]	0.25	0.22[1]	0.20[1]	0.24[1]
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions	3.33	1.62	0.77	1.66	0.53
TOTAL FROM INVESTMENT OPERATIONS	3.60	1.87	0.99	1.86	0.77
Less Distributions:
Distributions from net investment income	(0.27)	(0.24)	(0.22)	(0.21)	(0.25)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)
TOTAL DISTRIBUTIONS	(1.39)	(0.50)	(0.85)	(0.80)	(4.63)
Net Asset Value, End of Period	$16.54	$14.33	$12.96	$12.82	$11.76
Total Return[2]	27.51%	14.74%	7.96%	16.38%	9.78%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.80%	1.80%	1.67%	1.65%	2.24%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$252,517	$198,656	$187,164	$208,399	$170,766
Portfolio turnover	26%	38%	53%	34%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.26	$12.90	$12.77	$11.71	$15.58
Income From Investment Operations:
Net investment income	0.23[1]	0.20	0.18[1]	0.16[1]	0.20[1]
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions	3.30	1.62	0.76	1.66	0.52
TOTAL FROM INVESTMENT OPERATIONS	3.53	1.82	0.94	1.82	0.72
Less Distributions:
Distributions from net investment income	(0.22)	(0.20)	(0.18)	(0.17)	(0.21)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)
TOTAL DISTRIBUTIONS	(1.34)	(0.46)	(0.81)	(0.76)	(4.59)
Net Asset Value, End of Period	$16.45	$14.26	$12.90	$12.77	$11.71
Total Return[2]	27.11%	14.38%	7.59%	16.10%	9.42%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.53%	1.50%	1.35%	1.36%	1.90%
Expense waiver/reimbursement[3]	0.36%	0.39%	0.38%	0.38%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$251,893	$259,304	$287,432	$231,807	$227,316
Portfolio turnover	26%	38%	53%	34%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investment in securities, at value including $18,368,604 of investment in an affiliated holding (Note 5) (identified cost $212,176,721)		$590,349,289
Restricted cash (Note 2)		869,200
Income receivable		586,324
Receivable for shares sold		218,353
TOTAL ASSETS		592,023,166
Liabilities:
Payable for shares redeemed	$2,083,670
Bank overdraft	682,645
Payable for daily variation margin	103,263
Payable for Directors'/Trustees' fees (Note 5)	939
Payable for distribution services fee (Note 5)	53,473
Payable for shareholder services fee (Note 5)	66,651
Accrued expenses (Note 5)	141,236
TOTAL LIABILITIES		3,131,877
Net assets for 35,731,874 shares outstanding		$588,891,289
Net Assets Consist of:
Paid-in capital		$174,131,574
Net unrealized appreciation of investments and futures contracts		378,947,905
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		35,355,104
Undistributed net investment income		456,706
TOTAL NET ASSETS		$588,891,289
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($37,077,999 ÷ 2,269,161 shares outstanding), no par value, unlimited shares authorized		$16.34
Offering price per share		$16.34
Redemption proceeds per share (99.00/100 of $16.34)		$16.18
Class R Shares:
Net asset value per share ($47,402,810 ÷ 2,881,955 shares outstanding), no par value, unlimited shares authorized		$16.45
Institutional Shares:
Net asset value per share ($252,517,011 ÷ 15,269,523 shares outstanding), no par value, unlimited shares authorized		$16.54
Service Shares:
Net asset value per share ($251,893,469 ÷ 15,311,235 shares outstanding), no par value, unlimited shares authorized		$16.45
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Dividends (including $29,636 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $8,619)			$11,811,123
Interest on securities loaned			15,818
TOTAL INCOME			11,826,941
Expenses:
Management fee (Note 5)		$1,635,892
Custodian fees		55,562
Transfer agent fee (Note 2) and (Note 5)		538,509
Directors'/Trustees' fees (Note 5)		5,014
Auditing fees		23,399
Legal fees		20,831
Portfolio accounting fees		133,483
Distribution services fee (Note 5)		1,205,716
Shareholder services fee (Note 5)		674,060
Account administration fee (Note 2)		19,758
Share registration costs		61,643
Printing and postage		45,027
Insurance premiums (Note 5)		4,973
Miscellaneous (Note 5)		4,198
TOTAL EXPENSES		4,428,065
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(234,620)
Waiver of distribution services fee (Note 5)	(610,532)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(243,555)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,088,707)
Net expenses			3,339,358
Net investment income			8,487,583
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments (including a realized loss of $3,034 on sales of investments in an affiliated holding (Note 5))			44,671,639
Net realized gain on futures contracts			5,313,307
Net change in unrealized appreciation of investments			71,304,501
Net change in unrealized depreciation of futures contracts			1,420,304
Net realized and unrealized gain on investments and futures contracts			122,709,751
Change in net assets resulting from operations			$131,197,334
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,487,583	$8,244,960
Net realized gain on investments, futures contracts and foreign currency transactions	49,984,946	48,332,251
Net change in unrealized appreciation/depreciation of investments, futures contracts, short sales and translation of assets and liabilities in foreign currency	72,724,805	16,031,747
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	131,197,334	72,608,958
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(263,394)	(203,683)
Class R Shares	(466,280)	(359,541)
Institutional Shares	(4,035,935)	(3,317,203)
Service Shares	(3,808,319)	(3,919,969)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class C Shares	(2,379,841)	(579,700)
Class R Shares	(3,000,898)	(643,359)
Institutional Shares	(16,155,842)	(3,683,839)
Service Shares	(20,097,704)	(5,495,672)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,208,213)	(18,202,966)
Share Transactions:
Proceeds from sale of shares	136,531,982	123,288,333
Net asset value of shares issued to shareholders in payment of distributions declared	45,298,599	15,612,984
Cost of shares redeemed	(202,380,772)	(201,327,078)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,550,191)	(62,425,761)
Change in net assets	60,438,930	(8,019,769)
Net Assets:
Beginning of period	528,452,359	536,472,128
End of period (including undistributed net investment income of $456,706 and $550,342, respectively)	$588,891,289	$528,452,359
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (“S&P 500”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended October 31, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class C Shares	$35,857	$—	$2,032
Class R Shares	104,470	—	—
Institutional Shares	149,537	(76,617)	—
Service Shares	248,645	(166,938)	17,726
TOTAL	$538,509	$(243,555)	$19,758
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $27,076,284. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of October 31, 2013, the Fund had no outstanding securities on loan.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
At October 31, 2013, the Fund had no outstanding short sales.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	775,337*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$5,313,307
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$1,420,304
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	447,010	$6,523,401	484,289	$6,547,823
Shares issued to shareholders in payment of distributions declared	183,671	2,428,187	55,048	709,200
Shares redeemed	(509,546)	(7,474,029)	(683,365)	(9,269,449)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	121,135	1,477,559	(144,028)	$(2,012,426)
Year Ended October 31	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,001,327	$14,852,396	1,003,875	$13,937,874
Shares issued to shareholders in payment of distributions declared	256,421	3,423,786	76,494	998,542
Shares redeemed	(1,184,553)	(17,381,890)	(788,497)	(10,806,935)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	73,195	894,292	291,872	$4,129,481
Year Ended October 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,936,943	$72,090,740	3,605,954	$49,672,858
Shares issued to shareholders in payment of distributions declared	1,196,067	16,189,563	348,244	4,627,371
Shares redeemed	(4,728,141)	(67,902,567)	(4,529,009)	(61,949,524)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,404,869	$20,377,736	(574,811)	$(7,649,295)
Annual Shareholder Report

Year Ended October 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,914,471	$43,065,445	3,830,487	$53,129,778
Shares issued to shareholders in payment of distributions declared	1,739,257	23,257,063	708,402	9,277,871
Shares redeemed	(7,526,018)	(109,622,286)	(8,633,616)	(119,301,170)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,872,290)	$(43,299,778)	(4,094,727)	$(56,893,521)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,273,091)	$(20,550,191)	(4,521,694)	$(62,425,761)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds and distribution reclasses.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(11,864)	$(7,291)	$19,155
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2013 and 2012 was as follows:
	2013	2012
Ordinary income	$12,876,610	$12,483,623
Long-term capital gains	$37,331,603	$5,719,343
As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$9,833,880
Undistributed long-term capital gains	$38,565,728
Net unrealized appreciation	$366,360,107
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and non-taxable dividends.
Annual Shareholder Report

At October 31, 2013, the cost of investments for federal tax purposes was $223,989,182. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $366,360,107. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $366,638,408 and net unrealized depreciation from investments for those securities having an excess of cost over value of $278,301.
5. INVESTMENT MANAGER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the Manager voluntarily waived $207,851 of its fee. In addition, an affiliate of the Manager reimbursed $243,555 of transfer agent fees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$251,589	$—
Class R Shares	211,994	—
Service Shares	742,133	(610,532)
TOTAL	$1,205,716	$(610,532)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2013, FSC retained $231,784 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2013, FSC retained $738 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class C Shares	$81,254
Service Shares	592,806
TOTAL	$674,060
For the year ended October 31, 2013, FSSC received $3,107 of fees paid by the Fund. For the year ended October 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $351,750 and $179,671, respectively.
Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Manager reimbursed $26,769. Transactions involving the affiliated holdings during the year ended October 31, 2013, were as follows:
	Federated Investors, Inc.	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2012	3,759	24,372,610	24,376,369
Purchases/Additions	—	143,644,074	143,644,074
Sales/Reductions	(3,759)	(149,648,080)	(149,651,839)
Balance of Shares Held 10/31/2013	—	18,368,604	18,368,604
Value	$—	$18,368,604	$18,368,604
Dividend Income	$6,578	$23,058	$29,636
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013, were as follows:
Purchases	$137,038,087
Sales	$185,759,801
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2013, the amount of long-term capital gains designated by the Fund was $37,331,603.
For the fiscal year ended October 31, 2013, 73.6% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2013, 72% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,106.60	$7.54
Class R Shares	$1,000	$1,108.50	$5.58
Institutional Shares	$1,000	$1,112.50	$1.86
Service Shares	$1,000	$1,110.70	$3.46
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.05	$7.22
Class R Shares	$1,000	$1,019.91	$5.35
Institutional Shares	$1,000	$1,023.44	$1.79
Service Shares	$1,000	$1,021.93	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.42%
Class R Shares	1.05%
Institutional Shares	0.35%
Service Shares	0.65%
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Index Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 72,923,480.356 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	37,067,360.441	457,537.133
Maureen Lally-Green	37,017,148.256	507,749.318
Thomas M. O'Neill	37,068,175.626	456,721.948
P. Jerome Richey	37,065,349.289	459,548.285
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Ian L. Miller Birth Date: August 31, 1972 VICE PRESIDENT Officer since: November 2012 Portfolio Manager since: July 2012	Principal Occupations: Ian L. Miller has been the Fund's Portfolio Manager since July 2012. He is Vice President of the Trust with respect to the Fund. Mr. Miller joined Federated in January 2006 as a Quantitative Analyst. Mr. Miller has received the Chartered Financial Analyst designation and earned a B.S. in Molecular Biology from Clarion University and an M.S. in Biotechnology from The Johns Hopkins University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Max-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Annual Shareholder Report

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2013
Share Class	Ticker
Institutional	FMCRX
Service	FMDCX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mid-Cap Index Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013, was 33.47% for Institutional Shares and 33.18% for Service Shares. The total return of the Standard and Poor's MidCap 400® Index (S&P 400),1 the Fund's broad-based securities market index, was 33.48% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 400.
The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, the Manager will also use enhanced strategies in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error. During the reporting period, the Fund's investment strategy focused on the enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 400.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the performance of the Fund's Institutional Shares was in line with the performance of the S&P 400.
Market Overview
During the 12-month reporting period, the domestic equity market put in a strong performance as evidenced by the 28.10% return of the S&P Composite 1500® Index.2 Small-cap stocks led the market with the S&P SmallCap 600® Index3 returning 39.08% for the period. Mid-cap stock performance trailed that of its smaller peers as evidenced by the S&P 400 returning 33.48%. Large-cap stocks, as represented by the S&P 500® Index,4 returned 27.18% for the period. The largest 100 stocks in the S&P Composite 1500® Index, the S&P 100® Index,5 had the worst performance of the market cap segments but still managed to return a robust 24.12% for the period. Value stocks outperformed growth stocks as the S&P Composite 1500® Value Index6 returned 29.35% vs. the 27.01% return of the S&P Composite 1500® Growth7 Index.
Within the S&P 400, all of the ten sectors8 recorded positive returns during the reporting period. Consumer Staples led the way, advancing 49.40%, followed by Health Care, up 45.45%, and Industrials, up 43.52%. The Utilities sector posted the weakest results, up 24.67%, followed by Telecommunication Services, up 25.43%, and Materials, up 26.27%. Regeneron Pharmaceuticals Inc. (Health Care), Vertex Pharmaceuticals Inc. (Health Care) and Green Mountain Coffee Roasters (Consumer Staples) posted the strongest contributions to performance in the S&P 400, while Royal Gold Inc. (Materials), Rackspace Hosting Inc. (Information Technology) and Arch Coal Inc. (Energy) contributed the least for the reporting period.
Annual Shareholder Report
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Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund primarily entailed overweighting and underweighting stocks relative to the S&P 400, based on quantitative factors and substitution strategies. The Fund also invested in stocks not represented in the S&P 400 that were subject to pending cash acquisitions. During the reporting period, the Fund outperformed the S&P 400 by 0.40% on a gross basis. The quantitative strategies and cash acquisitions strategy contributed positively to performance, while the stock substitution strategy had a negligible impact on the performance of the Fund. The Fund invested in a stock-based strategy that also utilized S&P 400 futures to provide equity exposure on the Fund's cash balances. The S&P 400 had positive performance for the 12-month reporting period; therefore, the trading of futures contracts had a positive impact on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 400 Index.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization. The index is unmanaged, and it is not possible to invest directly in an index.
3	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged, and it is not possible to invest directly in an index.
4	The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
5	The S&P 100® Index, a sub-set of the S&P 500®, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent. The index is unmanaged, and it is not possible to invest directly in an index.
6	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P Composite1500®, which combines the S&P 500®, S&P MidCap 400® and the S&P SmallCap 600®. The index is unmanaged, and it is not possible to invest directly in an index.
7	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P Composite1500® which combines the S&P 500®, S&P MidCap 400® and the S&P SmallCap 600®. The index is unmanaged, and it is not possible to invest directly in an index.
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGICS).
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Fund's Institutional Shares commenced operations on January 4, 2012. The Fund offers one other class of shares: Service Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of Institutional Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Mid-Cap Index Fund (the “Fund”) from October 31, 2003 to October 31, 2013, compared to the Standard & Poor's MidCap 400® Index (S&P 400).2
Average Annual Total Returns for the Period Ended 10/31/2013
Share Class	1 Year	5 Years	10 Years
Institutional Shares	33.47%	19.24%	10.03%
Service Shares	33.18%	19.15%	10.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–Institutional SHARES
Growth of $10,000 as of October 31, 2013
Growth of a $10,000 Investment–Service SHARES
Growth of $10,000 as of October 31, 2013
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Standard & Poor's MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 400 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 400 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

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Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Financials	22.4%
Industrials	15.7%
Information Technology	15.0%
Consumer Discretionary	13.1%
Health Care	8.4%
Materials	6.7%
Energy	5.9%
Utilities	4.8%
Consumer Staples	3.8%
Telecommunication Services	0.5%
Securities Lending Collateral[2]	3.4%
Cash Equivalents[3]	3.5%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities—Net[5]	(3.3)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 103.7%.
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Portfolio of Investments
October 31, 2013
Shares or Principal Amount			Value
		COMMON STOCKS—96.3%[1]
		Consumer Discretionary—13.1%
38,941	[2]	AMC Networks, Inc.	$2,729,375
66,589		Aaron's, Inc.	1,889,130
48,964		Advance Auto Parts, Inc.	4,856,249
4,360	[2]	Aeropostale, Inc.	40,504
142,815		American Eagle Outfitters, Inc.	2,212,204
17,335	[2]	Ann, Inc.	612,966
65,714	[2]	Apollo Group, Inc., Class A	1,753,907
89,312	[2]	Ascena Retail Group, Inc.	1,767,484
26,827	[2]	Bally Technologies, Inc.	1,962,127
39,760	[2]	Big Lots, Inc.	1,445,674
26,174		Bob Evans Farms, Inc.	1,494,274
32,491		Brinker International, Inc.	1,443,250
24,053		CST Brands, Inc.	775,469
23,457	[2]	Cabela's, Inc., Class A	1,391,469
40,193		Carter's, Inc.	2,779,346
22,134	[3]	Cheesecake Factory, Inc.	1,045,831
78,390		Chicos Fas, Inc.	1,344,388
65,337		Cinemark Holdings, Inc.	2,143,707
15,107	[2]	Deckers Outdoor Corp.	1,039,815
22,367		DeVRY, Inc.	802,975
68,660		Dick's Sporting Goods, Inc.	3,653,399
36,066		Domino's Pizza, Inc.	2,418,586
62,720	[2,3]	Dreamworks Animation SKG, Inc.	2,147,533
111,773		Foot Locker, Inc.	3,878,523
112,985		Gentex Corp.	3,326,278
54,281		Guess ?, Inc.	1,696,281
21,693		HSN, Inc.	1,136,713
72,423		Hanesbrands, Inc.	4,933,455
17,095		International Speedway Corp., Class A	559,177
79,674	[2]	Jarden Corp.	4,410,753
28,956		KB HOME	491,383
198,214	[2]	LKQ Corp.	6,547,008
52,983	[2]	Lamar Advertising Co.	2,421,853
16,792	[2]	Life time Fitness, Inc.	762,693
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Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
40,505		M.D.C. Holdings, Inc.	$1,182,341
18,550		Matthews International Corp., Class A	753,130
14,162		Meredith Corp.	726,511
40,784	[2]	Mohawk Industries, Inc.	5,400,617
31,529	[2]	Murphy USA, Inc.	1,279,447
2,871	[2]	NVR, Inc.	2,633,626
54,897		New York Times Co., Class A	759,225
179,445	[2]	Office Depot, Inc.	1,003,098
18,991	[2,3]	Panera Bread Co.	2,999,059
41,448		Polaris Industries, Inc.	5,427,616
29,380		Regis Corp.	426,010
32,663		Rent-A-Center, Inc.	1,118,381
37,639	[2]	Saks, Inc.	601,848
6,823		Scholastic Corp.	195,752
1,920	[2]	Scientific Games Holdings Corp.	35,098
141,820		Service Corp. International	2,554,178
53,051		Signet Jewelers Ltd.	3,960,788
35,052		Sothebys Holdings, Inc., Class A	1,819,199
29,235	[2]	Tempur Sealy International, Inc.	1,121,162
195,987		The Wendy's Co.	1,703,127
27,603		Thor Industries, Inc.	1,601,250
102,793	[2]	Toll Brothers, Inc.	3,379,834
90,444		Tractor Supply Co.	6,453,179
39,418		Tupperware Brands Corp.	3,533,824
46,711	[2,3]	Under Armour Inc., Class A	3,790,598
31,529	[3]	Valassis Communications, Inc.	862,633
32,490		Wiley (John) & Sons, Inc., Class A	1,633,922
58,285		Williams-Sonoma, Inc.	3,056,465
		TOTAL	131,925,697
		Consumer Staples—3.8%
89,678		Church and Dwight, Inc.	5,842,522
85,915	[2]	Dean Foods Co.	1,675,342
45,875		Energizer Holdings, Inc.	4,500,796
136,618		Flowers Foods, Inc.	3,461,900
86,676	[2,3]	Green Mountain Coffee, Inc.	5,444,120
42,084		Harris Teeter Supermarkets, Inc.	2,075,583
66,359		Hillshire Brands Co.	2,178,566
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Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
58,022		Ingredion, Inc.	$3,815,527
11,561		Lancaster Colony Corp.	959,447
32,381		Post Holdings, Inc.	1,390,764
188,484	[2]	SUPERVALU, Inc.	1,325,043
10,307	[3]	Tootsie Roll Industries, Inc.	329,824
25,518	[2]	United Natural Foods, Inc.	1,823,261
24,210		Universal Corp.	1,283,856
90,410	[2]	WhiteWave Foods Company - Class A	1,809,104
		TOTAL	37,915,655
		Energy—5.9%
159,901	[2]	Alpha Natural Resources, Inc.	1,119,307
95,168		Arch Coal, Inc.	403,512
38,241	[2]	Atwood Oceanics, Inc.	2,031,744
13,101	[2]	Bill Barrett Corp.	362,505
8,373	[3]	Carbo Ceramics, Inc.	1,049,472
57,292		Cimarex Energy Co.	6,035,712
42,781	[2]	Dresser-Rand Group, Inc.	2,599,801
30,787	[2]	Dril-Quip, Inc.	3,615,010
47,797		Energen Corp.	3,743,461
50,978	[2]	Gulfport Energy Corp.	2,991,899
68,212	[2]	Helix Energy Solutions Group, Inc.	1,613,896
142,919		HollyFrontier Corp.	6,582,849
71,032		Oceaneering International, Inc.	6,100,228
37,181	[2]	Oil States International, Inc.	4,038,972
99,190		Patterson-UTI Energy, Inc.	2,406,349
40,935	[2]	Rosetta Resources, Inc	2,453,644
50,244		SM Energy Co.	4,452,121
86,951	[2]	Superior Energy Services, Inc.	2,332,895
33,455		Tidewater, Inc.	2,014,660
30,748	[2]	Unit Corp.	1,580,755
46,713		World Fuel Services Corp.	1,782,101
		TOTAL	59,310,893
		Financials—22.4%
37,283	[2]	Affiliated Managers Group	7,361,156
40,512		Alexander and Baldwin, Inc.	1,498,944
48,400		Alexandria Real Estate Equities, Inc.	3,183,752
10,842	[2]	Alleghany Corp.	4,395,564
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Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Financials—continued
56,160		American Campus Communities, Inc.	$1,940,890
46,028		American Financial Group Inc., Ohio	2,589,535
193,487		Apollo Investment Corp.	1,650,444
57,140		Aspen Insurance Holdings Ltd.	2,229,031
104,883		Associated Banc-Corp.	1,705,398
55,866		Astoria Financial Corp.	737,990
52,589		BRE Properties, Inc., Class A	2,871,885
59,399		Bancorpsouth, Inc.	1,312,718
27,548		Bank of Hawaii Corp.	1,597,233
69,938		Berkley, W. R. Corp.	3,070,978
102,310		BioMed Realty Trust, Inc.	2,038,015
75,319		Brown & Brown	2,404,936
67,977		CBOE Holdings, Inc.	3,296,885
56,066		Camden Property Trust	3,599,437
45,501		Cathay Bancorp, Inc.	1,120,690
30,468		City National Corp.	2,197,047
48,541		Commerce Bancshares, Inc.	2,233,371
38,507		Corporate Office Properties Trust	947,272
89,534		Corrections Corp. of America	3,312,758
35,806		Cullen Frost Bankers, Inc.	2,534,707
219,664		Duke Realty Corp.	3,639,833
88,561		East West Bancorp, Inc.	2,983,620
77,546		Eaton Vance Corp.	3,242,198
44,957		Equity One, Inc.	1,083,913
25,629		Essex Property Trust, Inc.	4,126,269
35,179		Everest Re Group Ltd.	5,408,419
59,762		Extra Space Storage, Inc.	2,748,454
44,127		Federal Realty Investment Trust	4,571,557
72,698	[3,4]	Federated Investors, Inc.	1,971,570
179,055		Fidelity National Financial, Inc., Class A	5,040,398
89,422		First American Financial Corp.	2,312,453
160,116		First Horizon National Corp.	1,705,235
185,703		First Niagara Financial Group, Inc.	2,048,304
104,317		FirstMerit Corp.	2,342,960
119,519		Fulton Financial Corp.	1,459,327
81,912		Gallagher (Arthur J.) & Co.	3,886,724
8,229		Greenhill & Co., Inc.	422,148
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Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Financials—continued
63,731		HCC Insurance Holdings, Inc.	$2,909,320
39,008		Hancock Holding Co.	1,278,682
37,769		Hanover Insurance Group, Inc.	2,210,997
61,682		Highwoods Properties, Inc.	2,380,925
36,526		Home Properties, Inc.	2,202,883
90,037		Hospitality Properties Trust	2,645,287
34,061		International Bancshares Corp.	778,294
150,920		Janus Capital Group, Inc.	1,489,580
30,285		Jones Lang LaSalle, Inc.	2,883,132
31,728		Kemper Corp.	1,174,571
55,264		Kilroy Realty Corp.	2,937,834
96,535		Liberty Property Trust	3,590,137
81,901	[2]	MSCI, Inc., Class A	3,339,104
79,188		Mack-Cali Realty Corp.	1,628,105
31,879		Mercury General Corp.	1,484,286
49,068		Mid-American Apartment Communities, Inc.	3,258,115
80,790	[3]	National Retail Properties, Inc.	2,779,176
321,407		New York Community Bancorp, Inc.	5,210,007
152,671		Old Republic International Corp.	2,563,346
78,248		Omega Healthcare Investors	2,600,964
24,369		Potlatch Corp.	994,986
36,847		Primerica, Inc.	1,582,579
36,144		Prosperity Bancshares, Inc.	2,257,193
52,878		Protective Life Corp.	2,436,618
78,849		Raymond James Financial, Inc.	3,599,457
91,126		Rayonier, Inc.	4,284,745
117,483		Realty Income Corp.	4,893,167
62,597		Regency Centers Corp	3,233,761
39,603		Reinsurance Group of America, Inc.	2,818,942
80,174		SEI Investments Co.	2,660,975
61,534		SL Green Realty Corp.	5,819,270
103,925		Senior Housing Properties Trust	2,560,712
32,117	[2]	Signature Bank	3,270,153
29,422		StanCorp Financial Group, Inc.	1,732,956
35,744	[2]	SVB Financial Group	3,423,560
788,543		Synovus Financial Corp.	2,562,765
141,237		TCF Financial Corp.	2,143,978
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Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Financials—continued
43,344		Taubman Centers, Inc.	$2,851,602
40,498		Trustmark Corp.	1,099,926
146,037		UDR, Inc.	3,623,178
83,861		Valley National Bancorp	817,645
54,629		Waddell & Reed Financial, Inc., Class A	3,373,341
63,440		Washington Federal, Inc.	1,445,163
55,689		Webster Financial Corp. Waterbury	1,553,166
76,023		Weingarten Realty Investors	2,412,210
7,940		WestAmerica Bancorp.	408,751
		TOTAL	226,029,562
		Health Care—8.4%
73,467	[2]	Allscripts Healthcare Solutions, Inc.	1,016,049
17,216	[2]	Bio-Rad Laboratories, Inc., Class A	2,126,520
31,780	[2]	Charles River Laboratories International, Inc.	1,563,894
51,012	[2]	Community Health Systems, Inc.	2,225,654
31,497		Cooper Cos., Inc.	4,069,727
35,687	[2]	Covance, Inc.	3,185,422
43,512	[2]	Cubist Pharmaceuticals, Inc.	2,697,744
85,747	[2]	Endo Health Solutions, Inc.	3,749,716
61,737	[2]	HMS Holdings Corp.	1,304,503
207,909	[2]	Health Management Association, Class A	2,665,393
37,660	[2]	Health Net, Inc.	1,144,864
56,024	[2]	Henry Schein, Inc.	6,298,778
36,011		Hill-Rom Holdings, Inc.	1,486,894
201,266	[2]	Hologic, Inc.	4,506,346
29,792	[2]	IDEXX Laboratories, Inc.	3,213,365
29,758	[2]	LifePoint Hospitals, Inc.	1,536,703
32,385	[2]	MEDNAX, Inc.	3,530,613
26,974	[2]	Mallinckrodt PLC	1,133,178
30,345	[2]	Masimo Corp.	777,439
19,315	[2]	Mettler Toledo International, Inc.	4,779,690
59,665		Omnicare, Inc.	3,290,525
38,976		Owens & Minor, Inc.	1,458,482
84,755	[3]	ResMed, Inc.	4,385,224
33,681	[2]	Salix Pharmaceuticals Ltd.	2,416,612
36,737		Steris Corp.	1,660,145
27,855		Techne Corp.	2,434,248
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Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
26,886		Teleflex, Inc.	$2,478,351
38,158	[2]	Thoratec Laboratories Corp.	1,648,044
36,185	[2]	United Therapeutics Corp.	3,203,096
65,182		Universal Health Services, Inc., Class B	5,251,062
59,216	[2]	VCA Antech, Inc.	1,684,695
28,400	[2]	Wellcare Health Plans, Inc.	1,893,712
		TOTAL	84,816,688
		Industrials—15.7%
59,552		AGCO Corp.	3,476,646
29,190		Acuity Brands, Inc. Holding Company	2,933,887
63,275	[2]	Aecom Technology Corp.	2,010,879
53,435		Alaska Air Group, Inc.	3,775,717
20,118		Alliant Techsystems, Inc.	2,190,247
64,928	[2]	B/E Aerospace, Inc.	5,269,556
28,332		Brinks Co. (The)	889,625
32,717		CLARCOR, Inc.	1,913,290
41,773		Carlisle Cos., Inc.	3,036,062
34,854	[2]	Clean Harbors, Inc.	2,152,234
36,440		Con-way, Inc.	1,501,328
59,673	[2]	Copart, Inc.	1,923,261
28,645		Corporate Executive Board Co.	2,088,220
30,579		Crane Co.	1,941,767
43,387		Deluxe Corp.	2,043,094
86,808		Donaldson Co., Inc.	3,438,465
146,390		Donnelley (R.R.) & Sons Co.	2,718,462
21,495	[2]	Esterline Technologies Corp.	1,723,039
153,253		Exelis, Inc.	2,527,142
39,409	[2]	FTI Consulting, Inc.	1,599,217
109,687		Fortune Brands Home & Security, Inc.	4,725,316
28,478		GATX Corp.	1,468,041
18,409		General Cable Corp.	606,208
23,153	[2]	Genesee & Wyoming, Inc., Class A	2,311,596
41,141		Graco, Inc.	3,178,554
25,768		Granite Construction, Inc.	833,595
29,099		HNI Corp.	1,130,496
71,137		Harsco Corp.	1,983,300
34,635		Hubbell, Inc., Class B	3,724,648
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Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
58,824		Hunt (J.B.) Transportation Services, Inc.	$4,413,565
31,613		Huntington Ingalls Industries, Inc.	2,261,910
55,252		IDEX Corp.	3,820,676
60,496		ITT Corp.	2,403,506
213,172	[2,3]	Jet Blue Airways Corp.	1,511,389
94,605		KBR, Inc.	3,267,657
51,258		Kennametal, Inc.	2,357,868
37,781	[2]	Kirby Corp.	3,343,241
28,407		Landstar System, Inc.	1,570,623
31,489		Lennox International, Inc.	2,458,031
53,953		Lincoln Electric Holdings	3,735,706
30,558		MSC Industrial Direct Co.	2,333,714
50,258		Manpower Group, Inc.	3,925,150
29,909		Matson, Inc.	810,235
21,837		Miller Herman, Inc.	662,535
18,948		Mine Safety Appliances Co.	912,536
39,989		Nordson Corp.	2,882,807
55,586		OshKosh Truck Corp.	2,645,338
30,559		Regal Beloit Corp.	2,240,891
39,915		Rollins, Inc.	1,103,251
35,397		SPX Corp.	3,210,862
59,591	[2]	Terex Corp.	2,082,705
52,401		Timken Co.	2,767,297
43,287		Towers Watson & Company	4,969,780
41,494		Trinity Industries, Inc.	2,100,841
32,900		Triumph Group, Inc.	2,357,285
57,773		URS Corp.	3,132,452
65,066		UTI Worldwide, Inc.	989,003
63,007	[2,3]	United Rentals, Inc.	4,069,622
17,810		Valmont Industries, Inc.	2,502,305
63,141		Wabtec Corp.	4,116,162
79,175		Waste Connections, Inc.	3,383,939
18,720		Watsco, Inc.	1,783,829
50,116	[3]	Werner Enterprises, Inc.	1,160,687
40,983		Woodward Governor Co.	1,643,008
		TOTAL	158,044,298
Annual Shareholder Report
13

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Information Technology—15.0%
53,653	[2,3]	3D Systems Corp.	$3,339,363
17,051	[2]	ACI Worldwide, Inc.	939,851
53,184	[2]	AOL, Inc.	1,927,388
52,273	[2]	Acxiom Corp.	1,737,032
34,871		Adtran, Inc.	818,771
426,481	[2,3]	Advanced Micro Devices, Inc.	1,424,447
41,855	[2]	Advent Software, Inc.	1,404,235
29,854	[2]	Alliance Data Systems Corp.	7,077,189
61,910	[2]	Ansys, Inc.	5,414,029
65,549	[2]	Arrow Electronics, Inc.	3,147,663
293,468	[2]	Atmel Corp.	2,136,447
90,175		Avnet, Inc.	3,579,947
75,347		Broadridge Financial Solutions	2,649,201
49,688	[2,3]	CIENA Corp.	1,156,240
193,604	[2]	Cadence Design Systems, Inc.	2,511,044
29,967	[2]	Commvault Systems, Inc.	2,339,823
183,738		Compuware Corp.	1,962,322
26,764	[2]	Concur Technologies, Inc.	2,799,514
73,235		Convergys Corp.	1,445,659
59,581	[2]	CoreLogic, Inc.	1,982,260
80,571	[2]	Cree, Inc.	4,894,688
98,493	[2]	Cypress Semiconductor Corp.	914,015
25,926		DST Systems, Inc.	2,197,747
57,735		Diebold, Inc.	1,729,741
30,258	[2]	Equinix, Inc.	4,886,062
22,294		FactSet Research Systems	2,428,708
24,902		Fair Isaac & Co., Inc.	1,426,387
90,622	[2]	Fairchild Semiconductor International, Inc., Class A	1,148,181
62,900	[2]	Gartner Group, Inc., Class A	3,707,955
51,613		Global Payments, Inc.	3,069,941
57,928		Henry Jack & Associates, Inc.	3,163,448
73,603	[2]	Informatica Corp.	2,841,076
120,808	[2]	Ingram Micro, Inc., Class A	2,799,121
99,880	[2]	Integrated Device Technology, Inc.	1,062,723
39,691		InterDigital, Inc.	1,538,026
65,201	[2]	International Rectifier Corp.	1,697,834
126,964		Intersil Holding Corp.	1,416,918
Annual Shareholder Report
14

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
26,451	[2]	Itron, Inc.	$1,128,664
46,388		Leidos Holdings, Inc. - W/I	2,184,411
53,297		Lender Processing Services, Inc.	1,839,812
27,152		Lexmark International, Inc., Class A	965,254
41,061	[2]	MICROS Systems Corp.	2,227,559
67,433		Mentor Graphics Corp.	1,488,921
111,640	[2]	NCR Corp.	4,080,442
49,009		National Instruments Corp.	1,423,711
33,291	[2]	Neustar, Inc., Class A	1,528,723
81,923	[2]	PTC, Inc.	2,270,906
29,562		Plantronics, Inc.	1,269,392
68,739	[2]	Polycom, Inc.	714,886
202,266	[2]	RF Micro Devices, Inc.	1,061,896
68,098	[2]	Rackspace Hosting, Inc.	3,488,661
137,682	[2]	Riverbed Technology, Inc.	2,040,447
72,062	[2]	Rovi Corp.	1,207,759
26,507		Science Applications International Corp.	934,372
47,706	[2]	Semtech Corp.	1,484,134
28,117	[2]	Silicon Laboratories, Inc.	1,130,866
127,200	[2]	Skyworks Solutions, Inc.	3,279,216
45,570	[2]	Solarwinds, Inc.	1,649,178
45,963		Solera Holdings, Inc.	2,584,040
170,465	[2]	SunEdison, Inc.	1,585,324
104,072	[2]	Synopsys, Inc.	3,793,424
15,515	[2]	Tech Data Corp.	807,711
104,238	[2]	Tibco Software, Inc.	2,560,085
165,794	[2]	Trimble Navigation Ltd.	4,736,735
23,985	[2]	ValueClick, Inc.	460,752
51,929	[2]	Verifone Systems, Inc.	1,176,711
93,955	[2]	Vishay Intertechnology, Inc.	1,152,828
25,382	[2]	WEX, Inc.	2,369,410
35,186	[2]	Zebra Technologies Co., Class A	1,699,836
		TOTAL	151,041,062
		Materials—6.7%
53,117		Albemarle Corp.	3,515,814
42,201		Aptargroup, Inc.	2,707,616
48,348		Ashland, Inc.	4,474,607
Annual Shareholder Report
15

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Materials—continued
36,897		Cabot Corp.	$1,719,769
36,281		Carpenter Technology Corp.	2,152,552
74,263		Commercial Metals Corp.	1,363,469
28,058		Compass Minerals International, Inc.	2,089,479
25,063		Cytec Industries, Inc.	2,082,485
27,427		Domtar, Corp.	2,323,341
33,907		Eagle Materials, Inc.	2,543,364
18,463		Greif, Inc., Class A	987,586
15,967	[2,3]	Intrepid Potash, Inc.	237,110
118,233	[2]	Louisiana-Pacific Corp.	2,011,143
25,647		Martin Marietta Materials	2,515,714
21,869		Minerals Technologies, Inc.	1,238,442
5,917		Newmarket Corp.	1,842,317
72,984		Olin Corp.	1,642,870
65,163		Packaging Corp. of America	4,058,352
85,027		RPM International, Inc.	3,292,246
50,577		Reliance Steel & Aluminum Co.	3,706,788
43,158		Rock-Tenn Co.	4,618,338
34,167		Royal Gold, Inc.	1,641,383
27,221		Scotts Co.	1,598,417
34,917		Sensient Technologies Corp.	1,820,223
28,857		Silgan Holdings, Inc.	1,300,585
63,872		Sonoco Products Co.	2,595,758
148,096		Steel Dynamics, Inc.	2,661,285
53,828		Valspar Corp.	3,766,345
35,822		Worthington Industries, Inc.	1,452,224
		TOTAL	67,959,622
		Telecommunication Services—0.5%
93,459	[2]	TW Telecom, Inc.	2,945,828
81,402		Telephone and Data System, Inc.	2,538,114
		TOTAL	5,483,942
		Utilities—4.8%
71,130		Alliant Energy Corp.	3,714,409
112,350		Aqua America, Inc.	2,828,973
57,404		Atmos Energy Corp.	2,541,275
27,401		Black Hills Corp.	1,389,779
37,717		Cleco Corp.	1,747,806
Annual Shareholder Report
16

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
122,139		Great Plains Energy, Inc.	$2,862,938
61,525		Hawaiian Electric Industries, Inc.	1,634,719
42,787		Idacorp, Inc.	2,207,809
121,621		MDU Resources Group, Inc.	3,621,874
151,045		NV Energy, Inc.	3,585,808
53,634		National Fuel Gas Co.	3,837,513
127,949		OGE Energy Corp.	4,721,318
73,291		PNM Resources, Inc.	1,753,121
136,502		Questar Corp.	3,229,637
72,709		UGI Corp.	3,007,971
51,391		Vectren Corp.	1,794,574
31,817		WGL Holdings, Inc.	1,432,083
80,553		Westar Energy, Inc.	2,546,280
		TOTAL	48,457,887
		TOTAL COMMON STOCKS (IDENTIFIED COST $583,483,733)	970,985,306
		INVESTMENT COMPANY—6.9%
$69,432,747	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	69,432,747
		TOTAL INVESTMENTS—103.2% (IDENTIFIED COST $652,916,480)[7]	1,040,418,053
		OTHER ASSETS AND LIABILITIES - NET—(3.2)%[8]	(32,448,180)
		TOTAL NET ASSETS—100%	$1,007,969,873
At October 31, 2013, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P Midcap 400 Emini Long Futures	288	$37,048,320	December 2013	1,322,054
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying notional value of open index futures contracts is $37,048,320 at October 31, 2013, which represents 3.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 103.7%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
Annual Shareholder Report
17

5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $661,181,158.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 10/31/2013	Period Ended 10/31/2012[1]
Net Asset Value, Beginning of Period	$22.40	$20.25
Income From Investment Operations:
Net investment income	0.30[2]	0.16
Net realized and unrealized gain on investments and futures contracts	6.80	2.17
TOTAL FROM INVESTMENT OPERATIONS	7.10	2.33
Less Distributions:
Distributions from net investment income	(0.32)	(0.18)
Distributions from net realized gain on investments and futures contracts	(1.85)	—
TOTAL DISTRIBUTIONS	(2.17)	(0.18)
Net Asset Value, End of Period	$27.33	$22.40
Total Return[3]	33.47%	11.51%
Ratios to Average Net Assets:
Net expenses	0.29%	0.29%[4]
Net investment income	1.20%	1.17%[4]
Expense waiver/reimbursement[5]	0.16%	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$105,147	$37,696
Portfolio turnover	27%	18%[6]
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.41	$21.19	$20.17	$16.01	$14.06
Income From Investment Operations:
Net investment income	0.26[1]	0.19	0.15	0.16	0.17
Net realized and unrealized gain on investments and futures contracts	6.79	2.16	1.45	4.16	2.21
TOTAL FROM INVESTMENT OPERATIONS	7.05	2.35	1.60	4.32	2.38
Less Distributions:
Distributions from net investment income	(0.26)	(0.19)	(0.15)	(0.16)	(0.20)
Distributions from net realized gain on investments and futures contracts	(1.85)	(0.94)	(0.43)	—	(0.23)
TOTAL DISTRIBUTIONS	(2.11)	(1.13)	(0.58)	(0.16)	(0.43)
Net Asset Value, End of Period	$27.35	$22.41	$21.19	$20.17	$16.01
Total Return[2]	33.18%	11.59%	7.95%	27.07%[3]	17.80%
Ratios to Average Net Assets:
Net expenses	0.54%	0.54%	0.54%	0.54%	0.54%[4]
Net investment income	1.05%	0.88%	0.69%	0.88%	1.27%
Expense waiver/reimbursement[5]	0.17%	0.20%	0.19%	0.19%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$902,823	$923,634	$926,540	$883,235	$731,613
Portfolio turnover	27%	18%	8%	12%	18%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio was 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investment in securities, at value including $33,290,857 of securities loaned and $71,404,317 of investment in affiliated holdings (Note 5) (identified cost $652,916,480)		$1,040,418,053
Restricted cash (Note 2)		1,572,996
Income receivable		342,515
Receivable for investments sold		44,117
Receivable for shares sold		938,815
TOTAL ASSETS		1,043,316,496
Liabilities:
Payable for shares redeemed	$779,377
Payable for collateral due to broker for securities lending	34,181,558
Payable for daily variation margin	123,387
Payable for Directors'/Trustees' fees (Note 5)	1,016
Payable for shareholder services fee (Note 5)	152,391
Accrued expenses (Note 5)	108,894
TOTAL LIABILITIES		35,346,623
Net assets for 36,862,482 shares outstanding		$1,007,969,873
Net Assets Consist of:
Paid-in capital		$599,706,377
Net unrealized appreciation of investments and futures contracts		388,823,627
Accumulated net realized gain on investments and futures contracts		18,937,763
Undistributed net investment income		502,106
TOTAL NET ASSETS		$1,007,969,873
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$105,147,046 ÷ 3,846,693 shares outstanding, no par value, unlimited shares authorized		$27.33
Service Shares:
$902,822,827 ÷ 33,015,789 shares outstanding, no par value, unlimited shares authorized		$27.35
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Dividends (including $120,277 received from affiliated holdings (Note 5)		$15,967,669
Interest (including income on securities loaned of $321,379)		367,032
TOTAL INCOME		16,334,701
Expenses:
Management fee (Note 5)	$3,783,564
Custodian fees	73,816
Transfer agent fee	613,865
Directors'/Trustees' fees (Note 5)	7,182
Auditing fees	23,399
Legal fees	24,008
Portfolio accounting fees	134,163
Shareholder services fee (Note 5)	2,284,270
Account administration fee (Note 2)	29,805
Share registration costs	50,273
Printing and postage	53,036
Insurance premiums (Note 5)	5,761
Miscellaneous (Note 5)	6,461
TOTAL EXPENSES	7,089,603
Waiver/reimbursement of management fee (Note 5)	(1,731,887)
Net expenses		5,357,716
Net investment income		10,976,985
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments		75,348,626
Net realized gain on futures contracts		9,542,235
Net change in unrealized appreciation of investments		189,123,164
Net change in unrealized depreciation of futures contracts		2,062,677
Net realized and unrealized gain on investments and futures contracts		276,076,702
Change in net assets resulting from operations		$287,053,687
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,976,985	$8,525,639
Net realized gain on investments and futures contracts	84,890,861	27,023,212
Net change in unrealized appreciation/depreciation of investments and futures contracts	191,185,841	69,689,085
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	287,053,687	105,237,936
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(874,812)	(109,215)
Service Shares	(10,143,823)	(8,311,789)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(4,695,135)	—
Service Shares	(74,922,502)	(40,564,917)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(90,636,272)	(48,985,921)
Share Transactions:
Proceeds from sale of shares	283,243,878	201,541,041
Net asset value of shares issued to shareholders in payment of distributions declared	88,550,401	45,692,036
Cost of shares redeemed	(521,571,864)	(268,694,828)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(149,777,585)	(21,461,751)
Change in net assets	46,639,830	34,790,264
Net Assets:
Beginning of period	961,330,043	926,539,779
End of period (including undistributed net investment income of $502,106 and $543,756, respectively)	$1,007,969,873	$961,330,043
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
24

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
25

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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26

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended October 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$29,805
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily
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and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $60,987,422. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2013, the Fund had no outstanding securities on loan. Securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$33,290,857	$34,181,558
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$1,322,054*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$9,542,235
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$2,062,677
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2013		Period Ended 10/31/2012[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,421,279	$86,439,482	1,748,078	$39,341,704
Shares issued to shareholders in payment of distributions declared	229,225	5,500,642	4,725	107,808
Shares redeemed	(1,486,422)	(37,498,225)	(70,192)	(1,556,799)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,164,082	$54,441,899	1,682,611	$37,892,713
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Year Ended October 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,828,377	$196,804,396	7,543,720	$162,199,337
Shares issued to shareholders in payment of distributions declared	3,502,999	83,049,759	2,220,317	45,584,228
Shares redeemed	(19,530,241)	(484,073,639)	(12,271,612)	(267,138,029)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(8,198,865)	$(204,219,484)	(2,507,575)	$(59,354,464)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,034,783)	$(149,777,585)	(824,964)	$(21,461,751)
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(21,656)	$21,656
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$24,957,166	$8,421,004
Long-term capital gains	$65,679,106	$40,564,917
As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,991,939
Undistributed long-term capital gains	$26,034,662
Net unrealized appreciation/depreciation	$379,236,895
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
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At October 31, 2013, the cost of investments for federal tax purposes was $661,181,158. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $379,236,895. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $387,602,052 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,365,157.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 24, 2013, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the Manager voluntarily waived $1,626,373 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees.
For the year ended October 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$2,284,270
For the year ended October 31, 2013, FSSC received $10,849 of fees paid by the Fund. For the year ended October 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Manager and certain of its affiliates (which may include FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.29% and 0.54% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $179,671 and $351,750, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Manager reimbursed $105,514. Transactions involving the affiliated holdings during the year ended October 31, 2013, were as follows:
	Federated Investors, Inc.	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2012	—	54,905,767	54,905,767
Purchases/Additions	72,698	651,501,914	651,574,612
Sales/Reductions	—	(636,974,934)	(636,974,934)
Balance of Shares Held 10/31/2013	72,698	69,432,747	69,505,445
Value	$1,971,570	$69,432,747	$71,404,317
Dividend Income	$53,070	$67,207	$120,277
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013, were as follows:
Purchases	$255,890,839
Sales	$454,551,208
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
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9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2013, the amount of long-term capital gains designated by the Fund was $65,679,106.
For the fiscal year ended October 31, 2013, 57.9% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2013, 57.2% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated Mid-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,119.50	$1.55
Service Shares	$1,000	$1,118.50	$2.83
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.74	$1.48
Service Shares	$1,000	$1,022.53	$2.70
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.29%
Service Shares	0.53%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Index Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 72,923,480.356 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	37,067,360.441	457,537.133
Maureen Lally-Green	37,017,148.256	507,749.318
Thomas M. O'Neill	37,068,175.626	456,721.948
P. Jerome Richey	37,065,349.289	459,548.285
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Ian L. Miller Birth Date: August 31, 1972 VICE PRESIDENT Officer since: November 2012 Portfolio Manager since: July 2012	Principal Occupations: Ian L. Miller has been the Fund's Portfolio Manager since July 2012. He is Vice President of the Trust with respect to the Fund. Mr. Miller joined Federated in January 2006 as a Quantitative Analyst. Mr. Miller has received the Chartered Financial Analyst designation and earned a B.S. in Molecular Biology from Clarion University and an M.S. in Biotechnology from The Johns Hopkins University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Mid-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 10 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
29455 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $47,600

Fiscal year ended 2012 - $46,800

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $73

Fiscal year ended 2012 - $0

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $8,217 and $9,430 respectively. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $66,016

Fiscal year ended 2012 - $219,239

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2013